Cash and cash equivalents (Details) - USD ($)		Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and banks		$ 92,824,351	$ 14,131,396
Total cash and banks		92,824,351	14,131,396
Cash equivalents
Private securities (i)	[1]	2,363,683	245,127
Fixed term deposits	[2]	81,128,520	0
Total cash equivalents		83,492,203	245,127
Total cash and cash equivalents		$ 176,316,554	$ 14,376,523	$ 0

[1]	Applications in Bank Deposit Certificates (CDB’s”), issued by financial institutions in Brazil, available for redemption in up to 90 days.
[2]	Fixed term deposits in US Dollars with original maturities of 90 days or less.